Share-based payments - Movements of Restricted Share Units (Details) - Restricted Share Units Scheme		12 Months Ended
	Sep. 10, 2019 EquityInstruments	Dec. 31, 2019 item
Disclosure of terms and conditions of share-based payment arrangement
Granted	2,377,000	2,377,000
Forfeited		(71,000)
At the end of the year		2,306,000